Employee Benefit Obligations	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT OBLIGATIONS
EMPLOYEE BENEFIT OBLIGATIONS

24.   EMPLOYEE BENEFIT OBLIGATIONS

24.1     General information

The Company and GasAtacama Chile S.A. provide various post-employment benefits for all or some of their active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.l.1, and include primarily the following:

-	Defined benefit plans:

Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a required minimum service vesting requirement period, which depending on the company, varies within a range from 5 to 15 years.

Electricity: The beneficiary receives a monthly bonus to cover a portion of their billed residential electricity consumption.

Health benefit: The beneficiary receives health coverage in addition to that to which they are entitled to under applicable social security system.

24.2     Details, changes and presentation in financial statements

a)	The post-employment obligations associated with the defined benefits plan as of December 31, 2018 and 2017 are as follows:

	Balance as of
	12-31-2018	12-31-2017
Post-employment obligations	ThCh$	ThCh$
Post-employment obligations	14,610,975	14,875,948
Total	14,610,975	14,875,948
Non-current portion	14,610,975	14,875,948

b)	The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2018, 2017 and 2016 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Closing balance as of December 31, 2016	15,820,557
Current service cost	790,850
Net interest cost	691,075
Actuarial gains from changes in financial assumptions	(310,557)
Actuarial gains from changes in seniority adjustments	58,581
Contributions paid by the Company	(1,993,830)
Transfer of personnel	(180,728)
Closing balance as of December 31, 2017	14,875,948
Current service cost	680,467
Net interest cost	695,935
Actuarial gains from changes in financial assumptions	145,338
Actuarial gains from changes in seniority adjustments	179,914
Contributions paid by the Company	(1,925,219)
Past service costs	(39,060)
Transfer of personnel	(2,348)
Closing balance as of December 31, 2018	14,610,975

The Group companies make no contributions to funds for financing the payment of these benefits.

c)	The following amounts were recognized in the consolidated statement of comprehensive income for continuing and discontinued operations for the years ended December 31, 2018, 2017 and 2016:

	For the year ended
	12-31-2018	12-31-2017	12-31-2016
Expense Recognized in Comprehensive Income Statement	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	680,467	790,850	802,823
Interest cost for defined benefits plan	695,935	691,075	705,211
Past service costs	(39,060)	—	—
Expenses recognized in the Statement of Income	1,337,342	1,481,925	1,508,034
Losses from remeasurement of defined benefit plans	325,252	(251,976)	1,757,402
Total expense recognized in Comprehensive Income Statement	1,662,594	1,229,949	3,265,436

24.3     Other disclosures

Actuarial assumptions

As of December 31, 2018 and 2017 the following assumptions were used in the actuarial calculation of defined benefits:

	Chile
Actuarial assumptions	12-31-2018	12-31-2017
Discount rates used	4.70%	5.00%
Expected rate of salary increases	3.80%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014
Expected rotation rate	4.0%	3.8%

Sensitivity

As of December 31, 2018, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$ 905,602  (ThCh$ 923,224 as of December 31, 2017) if the rate rises and an increase of ThCh$ 1,034,800, (ThCh$ 1,076,294 as of December 31, 2018 and 2017 respectively) if the rate falls.

Future disbursements

The estimates available indicate that disbursements for defined benefit plans will increase to ThCh$ 2,047,818 for the current year.

Term of commitments

The Group’s benefit obligations have a weighted average term of 6.93 years, and the flow for benefits for the next 10 years and more is expected to be as follows:

Years	ThCh$
1	2,047,818
2	1,122,495
3	1,604,246
4	1,280,802
5	1,205,286
More than 5	6,551,575